CREDITOR PROTECTION PROCEEDINGS RELATED DISCLOSURES (Details 2) (CAD) In Millions, unless otherwise specified			9 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2012 Plan Of Arrangement Adjustments [Member]		Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member] Plan Of Arrangement Adjustments [Member]
Unsecured pre-petition debt			243.9
Secured pre-petition debt			380.9
Accrued interest on unsecured pre-petition debt			18.9
Accrued interest on secured pre-petition debt			59.5
Accounts payable and accrued liabilities, excluding accrued interest			33.8
Pension and other post-retirement projected benefit obligations	0	0	24.8
Labour union claim			91.8	[1]
Rejected leases and contracts			21.9
Total liabilities subject to compromise of the Predecessor company		0	(875.5)	[2]					875.5
Issuance of Successor company common stock	144.9	144.9	144.9		1,035.2	1,035.0	1,035.0	1,035.0
Issuance of new senior secured notes			(243.8)
Estimated Cash Convenience Pool payable			(0.9)
Estimated PREI Proceeds Pool payable			(11.7)	[3]
Elimination of sales tax receivable related to compromised accounts payable			(4)
Gain on extinguishment of liabilities subject to compromise			470.2	[4]

[1]	The labour unions at the company's Canadian mills submitted unsecured claims with respect to the June 25, 2012 creditor vote on the Plan. These claims were based on the estimated present value of the five-year wage and benefit reductions agreed to in the new labour agreements that went into effect on May 1, 2012. These claims, which were under dispute at the time of the approval of the Plan, were subsequently allowed by the Court.
[2]	Please refer "Credit Or Protection Proceedings Related Disclosures (Details 2)"
[3]	The company entered into an agreement to sell PREI on February 13, 2013 for $33.0 million and therefore adjusted the estimated PREI Proceeds Pool payable as of December 31, 2012 to $12.9 million.
[4]	Includes gain related to discontinued operations of $4.8 million. See note 9, Assets held for sale and discontinued operations.